Subsequent Events (FY) (Details)	Jun. 10, 2020	Mar. 16, 2020 shares	Mar. 14, 2020 shares
Associated Capital Group [Member]
Subsequent Events [Abstract]
Shares to be distributed to shareholders in spin-off (in shares)		500,000
Subsequent Event [Member]
Subsequent Events [Abstract]
Reverse stock split ratio	0.01
Subsequent Event [Member] | Associated Capital Group [Member]
Subsequent Events [Abstract]
Shares to be distributed to shareholders in spin-off (in shares)			500,000